Average Annual Total Returns - FidelityInternationalRealEstateFund-AMCIZPRO - FidelityInternationalRealEstateFund-AMCIZPRO - Fidelity International Real Estate Fund	Sep. 29, 2023
Fidelity Advisor International Real Estate Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(31.07%)
Past 5 years	(0.68%)
Past 10 years	3.59%
Fidelity Advisor International Real Estate Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(31.61%)
Past 5 years	(1.61%)
Past 10 years	2.45%
Fidelity Advisor International Real Estate Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.78%)
Past 5 years	(0.54%)
Past 10 years	2.55%
Fidelity Advisor International Real Estate Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(28.16%)
Past 5 years	(0.24%)
Past 10 years	3.59%
Fidelity Advisor International Real Estate Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(29.61%)
Past 5 years	(0.50%)
Past 10 years	3.53%
Fidelity Advisor International Real Estate Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(26.61%)
Past 5 years	0.87%
Past 10 years	4.57%
Fidelity Advisor International Real Estate Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(26.60%)
Since Inception	1.51%	[1]
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%
RT004
Average Annual Return:
Past 1 year	(23.73%)
Past 5 years	(2.63%)
Past 10 years	1.53%

[1]	AFrom October 2, 2018.